Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Cash Flows [Abstract]
Net loss	$ (791,126)	$ (1,028,786)	$ (6,485,048)	$ (4,705,291)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expense	18,016	68,867	202,130	545,890
Loss on impairment of intangible assets				303,859
Share-based compensation			310,250	369,385
Amortization of deferred compensation			62,228	131,680
Change in fair value of derivative warrant liability			(645,501)
Common stock issued for services rendered			533,628	293,199
Write off of subscription receivable			83,000
Interest on amortization of debt discount			2,315,337
Amortization of deferred finance costs			525,016	27,500
(Increase) decrease in:
Accounts receivable			618,740	284,423
Prepaid expense			10,545	982
Other			(1,545)	(27,499)
Inventory			(226,250)	6,216
Increase (decrease) in:
Accounts payable and accrued liabilities			(1,362,562)	538,441
Deferred loan fees			(27,500)
Deferred revenue			19,993	(54,678)
NET CASH USED IN OPERATING ACTIVITIES	(746,583)	(1,467,205)	(4,067,538)	(2,285,893)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(10,507)	(449,082)	(136,759)
Investment in marketable securities			(33,000)
NET CASH USED IN INVESTING ACTIVITIES		(10,507)	(482,082)	(136,759)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	90,748	137,092	395,233	836,024
Payments on notes payable	(75,000)	(230,000)	(406,225)	(512,621)
Proceeds from subscription receivable		1,171,520	1,171,520
Proceeds from conversion of warrants			275,001
Proceeds from convertible note payable		1,750,000	1,750,000
Proceeds from notes payable ? related party	111,000
Payment of deferred financing costs		(567,547)	(876,012)
Proceeds from sale of common stock	37,000		2,249,860	288,111
Proceeds from exercise of common stock options	394,772	135	255,717	1,275,102
NET CASH PROVIDED BY FINANCING ACTIVITIES	558,520	2,261,200	4,815,094	1,886,616
NET INCREASE (DECREASE) IN CASH	(188,063)	783,488	265,474	(536,036)
CASH - beginning of period	269,594	4,120	4,120	540,156
CASH - end of period	81,531	787,608	269,594	4,120
Cash paid for:
Interest	61,928	108,907	395,233	383,419
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for debt and interest			$ 1,848,031